Commitments and contingencies	12 Months Ended
Dec. 31, 2020
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Commitments and contingencies
Note 29. Commitments and contingencies
For a description of the Company’s investment commitments regarding its oil and gas properties. (See Note 30.4).
29.1 Asociación de Superficiarios de la Patagonía (“ASSUPA”)
On July 1, 2004, Vista Argentina (previously “Petrolera entre Lomas S.A.” or “PELSA”) was notified about a complaint filed against it. In August 2003, ASSUPA sued 18 companies operating exploitation concessions and exploration permits in the Neuquén Basin, PELSA being one of them.
ASSUPA claimings the remediation of the general environmental damage purportedly caused in the execution of such activities, in addition to the establishment of an environmental restoration fund, and the implementation of measures to prevent environmental damages in the future. The plaintiff requested that the Argentine Government, the Federal Environmental Council (“Consejo Federal de Medio Ambiente”), the Provinces of Buenos Aires, La Pampa, Neuquén, Río Negro and Mendoza and the Ombudsman of the Nation be summoned. It requested, as a preliminary injunction, that the defendants refrain from carrying out activities affecting the environment. Both the Ombudsman’s summon as well as the requested preliminary injunction were rejected by the Supreme Court of Justice of Argentina (“CSJN”). PELSA has answered the demand requesting its rejection, opposing failure of the plaintiff.
On December 30, 2014, the CSJN issued two interlocutory judgments. The Company’s related supported the claim of the Provinces of Neuquén and La Pampa and declared that all environmental damages related to local and provincial situations were outside the scope of its original jurisdiction, and that only “inter-jurisdictional situations” (such as the Colorado River basin) would fall under its jurisdiction. The CSJN also rejected precautionary measures and other proceedings related to such request.
Vista Argentina, considering the opinion of the legal counsel, concluded that it is not probable that an outflow of resources embodying economic benefits will be required to settle this obligation.
As of the date of issuance of these financial statements, the file has not yet been opened for testing, as the parties are in the process of digitizing the answers to the claim and accompanied documentary.